AB CAP FUND, INC. -AB Concentrated International Growth Portfolio (the "Fund")

Supplement dated January 28, 2022 to the Fund's Prospectus and Summary Prospectus dated October 29, 2021, as amended.

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The following chart replaces the chart under the heading "Portfolio Managers" in the Prospectus and Summary Prospectus for the Fund.

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Dev Chakrabarti	Since 2015	Senior Vice President of the Adviser
Mark Phelps*	Since 2015	Senior Vice President of the Adviser

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* Mr. Phelps is expected to retire from the Adviser effective December 31, 2022.

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The following replaces certain information under the heading "Management of the Funds - Portfolio Managers" in the Prospectus for the Fund.

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Dev Chakrabarti; since 2015; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Co-Chief Investment Officer of Concentrated Global Growth.

Mark Phelps; since 2015; Senior Vice President of the Adviser*	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity as a portfolio manager since prior to 2017, and Chief Investment Officer of Concentrated Global Growth.

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* Mr. Phelps is expected to retire from the Adviser effective December 31, 2022.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Fund.

You should retain this Supplement with your Prospectus(es) for future reference.

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